CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2012	7,000,000
Beginning balance, value at Dec. 31, 2012	$ 700	$ 143,447	$ (144,216)	$ (69)
Shares issued pursuant to PhytoSPHERE acquisition, shares	5,825,000
Shares issued pursuant to PhytoSPHERE acquisition, value	$ 582	7,069,418		7,070,000
Shares issued for cash (net of expenses), shares	2,750,000
Shares issued for cash (net of expenses), value	$ 275	2,731,148		2,731,423
Restricted shares issued under employment agreement, shares	5,000
Restricted shares issued under employment agreement, value	$ 1	5,649		5,650
To record beneficial conversion feature of debt		800,000		800,000
Net loss			(2,300,196)	(2,300,196)
Ending balance, shares at Dec. 31, 2013	15,580,000
Ending balance, value at Dec. 31, 2013	$ 1,558	10,749,662	(2,444,412)	8,306,808
Shares issued pursuant to PhytoSPHERE acquisition, value				0
Shares issued for cash (net of expenses), shares	8,031,666
Shares issued for cash (net of expenses), value	$ 803	8,421,697		8,422,500
Shares issued for conversion of note from Roen Ventures, LLC, shares	10,000,000
Shares issued for conversion of note from Roen Ventures, LLC, value	$ 1,000	5,999,000		6,000,000
Shares issued pursuant to employment agreement, shares	7,500
Shares issued pursuant to employment agreement, value		42,125		42,125
Shares received in exchange for sale of equity investment, shares	(500,000)
Shares received in exchange for sale of equity investment, value	$ (50)	(8,299,950)		(8,300,000)
Stock-based compensation, shares	300,000
Stock-based compensation, value	$ 30	7,915,803		7,915,833
Net loss			(1,311,951)	(1,311,951)
Ending balance, shares at Dec. 31, 2014	33,419,166
Ending balance, value at Dec. 31, 2014	$ 3,341	24,828,337	(3,756,363)	21,075,315
Shares issued pursuant to PhytoSPHERE acquisition, value				0
Shares issued for cash (net of expenses), shares	1,260,000
Shares issued for cash (net of expenses), value	$ 126	2,519,874		2,520,000
Shares issued pursuant to underwriting services, shares	30,000
Shares issued pursuant to underwriting services, value	$ 3	87,597		87,600
Stock-based compensation, shares	250,000
Stock-based compensation, value	$ 25	1,755,969		1,755,994
Net loss			(2,648,809)	(2,648,809)
Ending balance, shares at Mar. 31, 2015	34,959,166
Ending balance, value at Mar. 31, 2015	$ 3,495	$ 29,191,777	$ (6,405,172)	$ 22,790,100